FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	$ 2,428	$ 2,868
Lease liabilities	6,817	5,624
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	2,428	2,868
Other accounts payable	6,443	5,927
Liability in respect of research and development grants	1,839	1,419
Lease liabilities	1,093	834
Total	11,803	11,048
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,272	2,040
Lease liabilities	1,092	843
Total	3,364	2,883
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,685	2,685
Lease liabilities	1,022	835
Total	3,707	3,520
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	2,016	2,850
Lease liabilities	951	759
Total	2,967	3,609
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	605	1,609
Lease liabilities	975	721
Total	1,580	2,330
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants		169
Lease liabilities	3,357	3,630
Total	3,357	3,799
Total Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,428	2,868
Other accounts payable	6,443	5,927
Liability in respect of research and development grants	9,417	10,772
Lease liabilities	8,490	7,622
Total	$ 26,778	$ 27,189